MAJOR VENDOR (Details Narrative) - Vendor One [Member] - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Concentration of credit risk	38.70%
Amount due to major vendor	$ 14,000
Due to related party		$ 257,268